Employee benefits - Performance plans and defined contribution pension plan (Details) - BRL BRL in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Variable remuneration program
Performance-based compensation plan expense	BRL 79,765	BRL 79,167	BRL 95,954
Minimum
Defined contribution pension plan
Employer match (as a percent)	0.50%	0.50%	0.50%
Maximum
Defined contribution pension plan
Employer match (as a percent)	6.00%	6.00%	6.00%
Votorantim Group companies
Defined contribution pension plan
Post-employment benefit expense, defined contribution plans	BRL 11,449	BRL 11,657	BRL 9,682